Note 6 - Prepaid Expenses and Other Current Assets (Tables)	3 Months Ended	12 Months Ended
	Jan. 31, 2019	Oct. 31, 2018
Notes Tables
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Table Text Block]
	Successor	Predecessor
	January 31,	October 31,
(in thousands)	2019	2018
Prepaid insurance	$3,975	$348
Prepaid licenses and deposits	649	236
Prepaid rent	370	326
Prepaid sponsor fees	280	667
Other prepaids	2,510	2,370
Total prepaid expenses and other current assets	$7,784	$3,947

	2018	2017

Prepaid insurance	$348,226	$996,391
Prepaid licenses and deposits	236,407	144,470
Prepaid rent	326,254	204,320
Prepaid sponsor fees	666,666	666,666
Other prepaids	2,368,779	1,656,988
Total prepaid expenses and other current assets	$3,946,332	$3,668,835